UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Diversified Mid-Cap Growth Fund

Investor Class (PRDMX)

This semi-annual shareholder report contains important information about Diversified Mid-Cap Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - Investor Class	$43	0.84%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,916,286
Number of Portfolio Holdings	311
Table Summary

Portfolio Turnover Rate	51.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	32.2%
Industrials & Business Services	22.4
Health Care	13.2
Consumer Discretionary	11.5
Financials	4.8
Communication Services	4.6
Energy	3.6
Real Estate	2.2
Materials	2.0
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Table Summary
Datadog	2.5%
Cloudflare	2.3
Comfort Systems USA	2.1
Astera Labs	2.1
Snowflake	1.7
Teradyne	1.7
Cencora	1.5
Targa Resources	1.5
Rocket Lab	1.5
Simon Property Group	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F149-053 8/26

Diversified Mid-Cap Growth Fund

Investor Class (PRDMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Diversified Mid-Cap Growth Fund

I Class (RPTTX)

This semi-annual shareholder report contains important information about Diversified Mid-Cap Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - I Class	$35	0.67%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,916,286
Number of Portfolio Holdings	311
Table Summary

Portfolio Turnover Rate	51.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	32.2%
Industrials & Business Services	22.4
Health Care	13.2
Consumer Discretionary	11.5
Financials	4.8
Communication Services	4.6
Energy	3.6
Real Estate	2.2
Materials	2.0
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Table Summary
Datadog	2.5%
Cloudflare	2.3
Comfort Systems USA	2.1
Astera Labs	2.1
Snowflake	1.7
Teradyne	1.7
Cencora	1.5
Targa Resources	1.5
Rocket Lab	1.5
Simon Property Group	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1084-053 8/26

Diversified Mid-Cap Growth Fund

I Class (RPTTX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDMX Diversified Mid-Cap
Growth Fund
RPTTX Diversified Mid-Cap
Growth Fund–
.
I Class

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 46 .74 $ 45 .60 $ 39 .85 $ 35 .28 $ 47 .37 $ 46 .04
Investment
activities
Net investment
loss
(1)(2)
( 0 .07 ) ( 0 .15 ) ( 0 .10 ) ( 0 .02 ) ( 0 .03 ) ( 0 .20 )
Net realized and
unrealized gain/
loss 3 .90 4 .91 9 .77 7 .31 ( 11 .63 ) 6 .33
Total from
investment
activities 3 .83 4 .76 9 .67 7 .29 ( 11 .66 ) 6 .13
Distributions
Net investment
income — — —
(3)
— — —
Net realized gain — ( 3 .62 ) ( 3 .92 ) ( 2 .72 ) ( 0 .43 ) ( 4 .80 )
Total distributions — ( 3 .62 ) ( 3 .92 ) ( 2 .72 ) ( 0 .43 ) ( 4 .80 )
NET ASSET
VALUE
End of period $ 50 .57 $ 46 .74 $ 45 .60 $ 39 .85 $ 35 .28 $ 47 .37

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
8 .19% 10 .37% 23 .73% 20 .78% ( 24 .63 ) % 13 .74%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .84%
(5)
0 .84% 0 .84% 0 .86% 0 .87% 0 .79%
Net expenses
after waivers/
payments by
Price Associates 0 .84%
(5)
0 .84% 0 .84% 0 .86% 0 .87% 0 .79%
Net investment
loss ( 0 .29 ) %
(5)
( 0 .30 ) % ( 0 .22 ) % ( 0 .05 ) % ( 0 .08 ) % ( 0 .41 ) %
Portfolio turnover
rate 51 .3% 51 .3% 46 .8% 49 .7% 30 .5% 33 .3%
Net assets, end of
period (in millions) $1,690 $1,560 $1,118 $1,004 $922 $1,926
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 47 .08 $ 45 .92 $ 40 .04 $ 35 .38 $ 47 .41 $ 46 .09
Investment
activities
Net investment
income (loss)
(1)(2)
( 0 .03 ) ( 0 .07 ) ( 0 .02 ) 0 .05 0 .06 ( 0 .13 )
Net realized and
unrealized gain/
loss 3 .93 4 .94 9 .82 7 .35 ( 11 .66 ) 6 .33
Total from
investment
activities 3 .90 4 .87 9 .80 7 .40 ( 11 .60 ) 6 .20
Distributions
Net investment
income — — —
(3)
( 0 .02 ) — —
Net realized gain — ( 3 .71 ) ( 3 .92 ) ( 2 .72 ) ( 0 .43 ) ( 4 .88 )
Total distributions — ( 3 .71 ) ( 3 .92 ) ( 2 .74 ) ( 0 .43 ) ( 4 .88 )
NET ASSET
VALUE
End of period $ 50 .98 $ 47 .08 $ 45 .92 $ 40 .04 $ 35 .38 $ 47 .41

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
8 .28% 10 .54% 23 .95% 21 .04% ( 24 .48 ) % 13 .88%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .67%
(5)
0 .67% 0 .67% 0 .68% 0 .68% 0 .65%
Net expenses
after waivers/
payments by
Price Associates 0 .67%
(5)
0 .67% 0 .67% 0 .68% 0 .68% 0 .65%
Net investment
income (loss) ( 0 .12 ) %
(5)
( 0 .13 ) % ( 0 .05 ) % 0 .13% 0 .17% ( 0 .27 ) %
Portfolio turnover
rate 51 .3% 51 .3% 46 .8% 49 .7% 30 .5% 33 .3%
Net assets, end of
period (in millions) $3,226 $2,866 $1,630 $1,052 $824 $578
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Diversified Mid-Cap Growth Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.4%
COMMUNICATION SERVICES  4.6%
Diversified Telecommunication Services  0.6%
AST SpaceMobile (1)(2) 345,181 30,673
30,673
Entertainment  3.2%
Liberty Media Corp-Liberty Formula One, Class C (1) 128,588 12,234
Live Nation Entertainment (1) 221,734 40,602
ROBLOX, Class A (1) 733,299 39,877
Take-Two Interactive Software (1) 197,128 49,278
TKO Group Holdings  65,428 13,171
155,162
Interactive Media & Services  0.7%
Reddit, Class A (1) 186,089 32,301
32,301
Media  0.1%
EchoStar, Class A (1)(2) 69,200 7,024
7,024
Total Communication Services 225,160
CONSUMER DISCRETIONARY  11.5%
Broadline Retail  0.7%
Coupang (1) 896,578 15,573
eBay  77,786 8,693
Ollie's Bargain Outlet Holdings (1) 122,855 9,445
33,711
Diversified Consumer Services  0.1%
Service Corp. International  59,562 4,524
4,524
Hotels, Restaurants & Leisure  6.0%
Cava Group (1) 204,946 16,084
Chipotle Mexican Grill (1) 1,063,002 36,142
Churchill Downs  61,352 5,499
Darden Restaurants  146,273 30,134
Domino's Pizza  18,879 5,589
Dutch Bros, Class A (1) 195,427 14,034
Expedia Group  154,227 39,464
Hyatt Hotels, Class A (2) 33,382 6,471
Las Vegas Sands  398,489 18,406
Royal Caribbean Cruises  165,697 52,614

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Texas Roadhouse  91,550 17,690
Viking Holdings (1) 224,737 23,523
Wingstop  35,467 6,150
Yum! Brands  145,890 23,322
295,122
Household Durables  0.3%
SharkNinja (1)(2) 40,806 6,214
Somnigroup International (2) 117,834 9,238
15,452
Specialty Retail  2.8%
AutoZone (1) 1,997 6,382
Boot Barn Holdings (1) 41,716 6,853
Burlington Stores (1) 107,188 33,957
Carvana (1) 125,714 8,275
Chewy, Class A (1) 527,120 10,358
Murphy USA  35,736 19,257
Ross Stores  36,144 7,693
Ulta Beauty (1) 30,042 13,548
Valvoline (1) 443,830 17,549
Wayfair, Class A (1) 70,518 6,517
Williams-Sonoma  34,593 8,064
138,453
Textiles, Apparel & Luxury Goods  1.6%
Amer Sports (1) 169,803 5,746
Birkenstock Holding (1)(2) 160,709 6,915
Deckers Outdoor (1) 61,985 6,155
On Holding, Class A (1) 264,984 9,386
Ralph Lauren  30,396 12,201
Tapestry  271,396 39,727
80,130
Total Consumer Discretionary 567,392
CONSUMER STAPLES  1.8%
Beverages  0.2%
Celsius Holdings (1)(2) 196,608 5,757
Primo Brands (2) 174,600 4,267
10,024
Consumer Staples Distribution & Retail  1.3%
Casey's General Stores  31,127 24,739
Dollar General  48,035 5,529
Performance Food Group (1) 55,571 6,212
Sprouts Farmers Market (1) 70,593 5,971

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Foods Holding (1) 197,913 20,237
62,688
Food Products  0.2%
Freshpet (1) 61,352 3,627
McCormick, Non Voting Shares  81,047 4,087
7,714
Personal Care Products  0.1%
Estee Lauder, Class A  77,390 6,110
6,110
Total Consumer Staples 86,536
ENERGY  3.6%
Energy Equipment & Services  0.2%
TechnipFMC  127,968 8,484
8,484
Oil, Gas & Consumable Fuels  3.4%
Cameco  56,041 5,708
Cheniere Energy  42,385 10,130
Diamondback Energy  25,302 4,448
EQT  81,541 4,336
HF Sinclair  100,023 6,967
Marathon Petroleum  74,100 18,945
Ovintiv  119,297 6,281
Permian Resources, Class A  245,908 4,527
Targa Resources  269,342 72,221
Texas Pacific Land  73,743 32,273
Uranium Energy (1) 344,547 3,673
169,509
Total Energy 177,993
FINANCIALS  4.8%
Banks  0.1%
East West Bancorp  48,285 6,233
6,233
Capital Markets  2.9%
Ameriprise Financial  18,279 8,386
Ares Management, Class A  42,992 4,786
Cboe Global Markets  13,739 3,334
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $2,876 (1)(3)
(4) 205,404 3,492
Lazard  137,582 5,770
LPL Financial Holdings  51,616 14,539

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MSCI  19,595 10,974
Nasdaq  50,308 3,965
Robinhood Markets, Class A (1) 693,210 69,515
StepStone Group, Class A  62,071 2,567
Stifel Financial  51,149 3,569
Tradeweb Markets, Class A  85,990 8,570
Virtu Financial, Class A  75,900 4,521
143,988
Consumer Finance  0.1%
SLM  222,384 5,769
5,769
Financial Services  1.1%
Affirm Holdings (1) 86,664 7,067
Block (1) 56,412 4,287
Corpay (1) 55,531 18,507
Global Payments  54,954 3,988
Rocket, Class A (1) 319,443 5,031
Toast, Class A (1) 554,887 15,437
54,317
Insurance  0.6%
Allstate  17,050 4,057
Arthur J Gallagher  30,759 7,061
Globe Life  60,192 10,755
Hanover Insurance Group  29,231 6,259
28,132
Total Financials 238,439
HEALTH CARE  13.2%
Biotechnology  5.8%
Alnylam Pharmaceuticals (1) 183,160 55,137
Argenx, ADR (1) 7,879 7,310
Arrowhead Pharmaceuticals (1) 52,100 4,247
Ascendis Pharma (1) 21,969 5,860
BeOne Medicines, ADR (1) 19,915 5,675
Bridgebio Pharma (1) 62,600 4,662
CG oncology (1) 78,400 5,570
Cogent Biosciences (1) 123,843 4,793
Cytokinetics (1) 58,511 4,984
Insmed (1) 280,031 29,857
Ionis Pharmaceuticals (1) 218,826 17,351
Krystal Biotech (1) 15,716 5,841
Kymera Therapeutics (1)(2) 102,098 11,708

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Madrigal Pharmaceuticals (1) 8,400 4,510
Mirum Pharmaceuticals (1) 40,030 4,686
Natera (1) 166,656 45,239
Praxis Precision Medicines (1) 13,540 4,533
Revolution Medicines (1) 207,447 38,851
Rhythm Pharmaceuticals (1) 47,400 5,263
Summit Therapeutics (1)(2) 170,544 2,485
United Therapeutics (1) 6,820 3,695
Vaxcyte (1) 103,681 6,027
Xenon Pharmaceuticals (1) 81,800 4,937
283,221
Health Care Equipment & Supplies  2.1%
Dexcom (1) 509,389 34,307
Edwards Lifesciences (1) 49,700 4,496
Glaukos (1) 39,239 5,484
IDEXX Laboratories (1) 92,799 48,853
Insulet (1) 44,852 6,829
Medline, Class A (1) 92,413 3,645
103,614
Health Care Providers & Services  3.9%
BrightSpring Health Services (1) 220,459 15,375
Cardinal Health  166,864 39,640
Cencora  259,184 73,344
Centene (1) 97,701 6,272
DaVita (1) 20,600 4,583
Encompass Health  110,945 11,214
Guardant Health (1) 130,863 19,633
HealthEquity (1) 38,941 3,517
Quest Diagnostics  33,901 7,185
RadNet (1) 54,460 3,359
Tenet Healthcare (1) 33,480 6,264
190,386
Health Care Technology  0.2%
Veeva Systems, Class A (1) 27,200 4,827
Waystar Holding (1)(2) 235,036 4,826
9,653
Life Sciences Tools & Services  0.9%
Charles River Laboratories International (1) 20,459 4,640
Medpace Holdings (1) 34,766 18,412
Mettler-Toledo International (1) 5,695 7,275
Repligen (1) 28,271 3,857

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
West Pharmaceutical Services  31,691 11,377
45,561
Pharmaceuticals  0.3%
Axsome Therapeutics (1) 22,769 5,573
Elanco Animal Health (1)(2) 197,477 4,860
Zoetis  65,700 4,721
15,154
Total Health Care 647,589
INDUSTRIALS & BUSINESS SERVICES  22.4%
Aerospace & Defense  7.8%
Arxis, Class A (1) 130,597 6,026
ATI (1) 170,400 33,586
Axon Enterprise (1) 112,496 63,066
BWX Technologies  103,966 20,237
Carpenter Technology  45,636 28,150
Curtiss-Wright  27,167 20,586
FTAI Aviation  134,372 36,352
HEICO  126,097 44,914
Karman Holdings (1) 133,893 6,684
Kratos Defense & Security Solutions (1) 55,052 2,745
Leonardo DRS  85,198 3,635
Loar Holdings (1)(2) 85,887 6,923
Rocket Lab (1) 710,137 72,185
StandardAero (1) 214,330 6,411
Woodward  70,500 29,994
381,494
Air Freight & Logistics  0.1%
GXO Logistics (1) 74,425 3,773
3,773
Building Products  0.9%
AAON  78,703 9,984
Lennox International  19,587 11,222
Louisiana-Pacific  44,014 3,462
Madison Air Solutions, Class A (1) 110,223 4,299
Modine Manufacturing (1) 62,896 16,795
45,762
Commercial Services & Supplies  0.3%
GFL Environmental  80,726 2,970
Tetra Tech  182,750 5,279
Veralto  50,966 4,520
12,769

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction & Engineering  3.9%
API Group (1) 99,973 4,234
Comfort Systems USA  52,797 104,641
EMCOR Group  58,470 48,523
MasTec (1) 85,300 35,490
192,888
Electrical Equipment  2.6%
Bloom Energy, Class A (1) 20,902 6,327
Hubbell  19,191 10,041
Innio (1) 75,002 2,966
Nextpower, Class A (1) 45,073 5,370
nVent Electric  86,627 14,693
Powell Industries  56,300 16,122
Rockwell Automation  100,949 49,978
Vicor (1) 64,010 24,310
129,807
Ground Transportation  0.6%
Old Dominion Freight Line  41,744 9,042
XPO (1) 106,049 21,771
30,813
Machinery  1.0%
Esab  59,578 5,876
JBT Marel  47,046 6,822
Middleby (1) 41,610 7,157
Mueller Industries  42,873 5,271
RBC Bearings (1) 21,047 13,556
Symbotic (1) 83,320 3,745
Westinghouse Air Brake Technologies  28,465 7,674
50,101
Passenger Airlines  0.4%
Delta Air Lines  92,500 8,663
United Airlines Holdings (1) 73,577 10,006
18,669
Professional Services  1.4%
Booz Allen Hamilton Holding  111,653 6,774
Broadridge Financial Solutions  31,092 4,258
CACI International, Class A (1) 7,339 3,400
ExlService Holdings (1) 85,396 2,208
Paychex  64,842 6,376
Paylocity Holding (1) 68,048 7,113
Planet Labs (1)(2) 324,700 10,757

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
UL Solutions, Class A  231,285 23,559
Verisk Analytics  30,996 5,565
70,010
Trading Companies & Distributors  3.4%
Applied Industrial Technologies  22,930 7,754
Core & Main, Class A (1) 137,409 6,630
Fastenal  1,196,184 57,453
Ferguson Enterprises  47,466 11,265
United Rentals  15,700 17,786
W.W. Grainger  47,166 64,165
165,053
Total Industrials & Business Services 1,101,139
INFORMATION TECHNOLOGY  31.5%
Communications Equipment  2.0%
Lumentum Holdings (1) 82,533 70,818
Motorola Solutions  10,000 4,153
Viavi Solutions (1) 453,966 21,677
96,648
Electronic Equipment, Instruments & Components  5.0%
Advanced Energy Industries  19,600 7,308
Belden  104,356 12,513
CDW  47,049 6,617
Celestica (1) 77,737 28,359
Cognex  67,704 4,903
Coherent (1) 65,963 26,020
Fabrinet (1) 51,756 29,091
Flex (1) 27,400 4,441
Jabil  45,600 17,578
Keysight Technologies (1) 128,918 45,130
Sanmina (1) 20,000 5,062
TD SYNNEX  82,402 22,029
TE Connectivity  31,925 6,436
Teledyne Technologies (1) 20,827 13,890
TTM Technologies (1) 83,620 15,639
245,016
IT Services  6.1%
Cloudflare, Class A (1) 466,306 114,376
CoreWeave, Class A (1) 333,900 33,236
DigitalOcean Holdings (1)(2) 134,035 21,048
GoDaddy, Class A (1) 70,386 5,974
MongoDB (1) 83,085 27,908

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Okta (1) 50,710 6,919
Snowflake (1) 335,900 85,487
Twilio, Class A (1) 31,555 6,511
301,459
Semiconductors & Semiconductor Equipment  10.8%
Allegro MicroSystems (1) 89,200 6,210
Astera Labs (1) 210,480 101,666
AXT (1) 45,800 3,301
Cerebras Systems, Class A (1) 17,654 3,901
Credo Technology Group Holding (1) 202,844 55,163
Entegris  46,863 8,429
FormFactor (1) 65,500 10,475
GLOBALFOUNDRIES  59,995 4,944
Impinj (1) 29,108 4,169
Lattice Semiconductor (1) 218,163 33,370
MACOM Technology Solutions Holdings (1) 87,522 33,291
MaxLinear (1) 48,300 6,184
Microchip Technology  636,137 58,016
MKS  14,134 6,287
Monolithic Power Systems  7,785 10,762
ON Semiconductor (1) 73,140 6,915
Onto Innovation (1) 30,368 11,493
Rambus (1) 136,303 18,093
Semtech (1) 114,400 18,516
SiTime (1) 35,215 26,255
Skyworks Solutions  84,827 5,751
Teradyne  167,626 81,104
Tower Semiconductor (1) 55,456 14,454
528,749
Software  6.8%
Appfolio, Class A (1)(2) 31,183 5,000
Atlassian, Class A (1) 83,000 6,456
Autodesk (1) 219,182 42,613
Canva, Class B, Acquisition Date: 8/16/21 - 11/4/21,
Cost $1,936 (1)(3)(4) 1,136 1,700
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $835 (1)(3)(4) 52,161 11,618
Datadog, Class A (1) 473,756 123,347
Descartes Systems Group (1) 36,076 2,498
Fair Isaac (1) 13,512 16,144
Guidewire Software (1) 59,034 7,264
HubSpot (1) 25,421 4,640
Hut 8 (1) 37,700 4,352

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
InterDigital (2) 31,925 9,039
JFrog (1) 68,791 6,252
Manhattan Associates (1) 41,931 5,839
Nebius Group (1)(2) 60,600 16,736
Nutanix, Class A (1) 131,356 6,694
Pegasystems  78,082 2,340
Procore Technologies (1) 167,006 6,784
PTC (1) 32,353 3,676
Rubrik, Class A (1) 146,446 11,757
Samsara, Class A (1) 558,968 18,127
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (1)(3)(4) 117,787 497
Socure, Acquisition Date: 12/22/21, Cost $432 (1)(3)(4) 26,874 384
Tyler Technologies (1) 24,161 7,066
Zscaler (1) 104,239 14,713
335,536
Technology Hardware, Storage & Peripherals  0.8%
Everpure, Class A (1) 295,494 23,282
NetApp  109,061 16,878
40,160
Total Information Technology 1,547,568
MATERIALS  2.0%
Chemicals  0.6%
CF Industries Holdings  39,900 4,320
Sensient Technologies  39,436 4,862
Solstice Advanced Materials  207,257 18,363
27,545
Containers & Packaging  0.1%
Packaging Corp. of America  19,372 4,616
4,616
Metals & Mining  1.3%
Almonty Industries (1) 274,373 4,544
Anglogold Ashanti  349,116 28,240
Kinross Gold  596,657 14,093
MP Materials (1)(2) 69,285 3,881
Steel Dynamics  60,587 13,902
64,660
Total Materials 96,821

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  2.2%
Health Care Real Estate Investment Trusts  0.2%
Ventas, REIT  85,099 7,557
7,557
Real Estate Management & Development  0.2%
CBRE Group, Class A (1) 84,322 11,357
11,357
Retail Real Estate Investment Trusts  1.5%
Simon Property Group, REIT  322,617 72,153
72,153
Specialized Real Estate Investment Trusts  0.3%
Iron Mountain, REIT  51,252 6,474
Lamar Advertising, Class A, REIT  55,556 8,665
15,139
Total Real Estate 106,206
UTILITIES  1.8%
Electric Utilities  0.7%
IDACORP (2) 121,866 18,438
NRG Energy  123,065 17,975
36,413
Independent Power & Renewable Electricity
Producers  1.1%
Vistra  339,679 53,883
53,883
Total Utilities 90,296
Total Common Stocks (Cost $3,868,972) 4,885,139
CONVERTIBLE PREFERRED STOCKS  0.7%
INFORMATION TECHNOLOGY  0.7%
Software  0.7%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (1)(3)(4) 68 102
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 5
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $1,552 (1)(3)(4) 108,447 24,156
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (1)
(3)(4) 13,101 2,918
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (1)
(3)(4) 30,282 6,745

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (1)
(3)(4) 79,458 87
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4) 49,017 871
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $2,816 (1)(3)(4) 197,401 833
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (1)(3)
(4) 32,662 466
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (1)
(3)(4) 26,807 383
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (1)(3)(4) 485 7
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (1)(3)
(4) 62,133 887
Total Information Technology 37,460
Total Convertible Preferred Stocks (Cost $14,554) 37,460
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 3.69% (5)(6) 1,411,914 1,412
Total Short-Term Investments (Cost $1,412) 1,412
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.3%
Money Market Funds 1.3%
T. Rowe Price Treasury Reserve Fund, 3.66% (5)(6) 61,532,164 61,532
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 61,532
Total Securities Lending Collateral (Cost $61,532) 61,532
Total Investments in Securities
101.4% of Net Assets
(Cost $3,946,470) $ 4,985,543
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at June 30, 2026.
(3) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $55,151 and represents 1.1% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 41
T. Rowe Price Treasury Reserve Fund, 3.66% — — — ++
Totals $ — # $ — $ 41 +
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 6,881 ¤ ¤ $ 1,412
T. Rowe Price Treasury
Reserve Fund, 3.66% 31,584 ¤ ¤ 61,532
Total $ 62,944 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $41 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $62,944.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,946,470) $ 4,985,543
Receivable for investment securities sold 12,085
Receivable for shares sold 3,450
Dividends receivable 887
Other assets 162
Total assets 5,002,127
Liabilities
Obligation to return securities lending collateral 61,532
Payable for investment securities purchased 12,293
Payable for shares redeemed 9,164
Investment management fees payable 2,452
Due to affiliates 118
Payable to directors 3
Other liabilities 279
Total liabilities 85,841
NET ASSETS $ 4,916,286
Net Assets Consist of:
Total distributable earnings (loss) $ 1,224,113
Paid-in capital applicable to 96,708,781 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,692,173
NET ASSETS $ 4,916,286
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,689,765; Shares outstanding:
33,417,116) $ 50.57
I Class
(Net assets: $3,226,521; Shares outstanding:
63,291,665) $ 50.98

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $4) $ 12,155
Securities lending 156
Other 4
Total income 12,315
Expenses
Investment management 14,176
Shareholder servicing
Investor Class $ 1,476
I Class 255 1,731
Prospectus and shareholder reports
Investor Class 26
I Class 13 39
Registration 173
Custody and accounting 155
Legal and audit 18
Directors 6
Miscellaneous 29
Total expenses 16,327
Net investment loss (4,012)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 201,637
Change in net unrealized gain / loss on securities 180,058
Net realized and unrealized gain / loss 381,695
INCREASE IN NET ASSETS FROM OPERATIONS $ 377,683

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (4,012) $ (7,098)
Net realized gain 201,637 317,521
Change in net unrealized gain / loss 180,058 5,295
Increase in net assets from operations 377,683 315,718
Distributions to shareholders
Net earnings
Investor Class – (112,228)
I Class – (207,257)
Decrease in net assets from distributions – (319,485)
Capital share transactions
*
Shares sold
Investor Class 280,101 701,439
I Class 500,180 1,448,876
Distributions reinvested
Investor Class – 109,413
I Class – 201,425
Shares redeemed
Investor Class (279,974) (370,802)
I Class (388,026) (408,133)
Increase in net assets from capital share
transactions 112,281 1,682,218
Net Assets
Increase during period 489,964 1,678,451
Beginning of period 4,426,322 2,747,871
End of period $ 4,916,286 $ 4,426,322
*Share information (000s)
Shares sold
Investor Class 5,963 14,236
I Class 10,587 29,477
Distributions reinvested
Investor Class – 2,319
I Class – 4,239
Shares redeemed
Investor Class (5,929) (7,689)
I Class (8,166) (8,338)
Increase in shares outstanding 2,455 34,244

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Diversified Mid-Cap Growth Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies. The fund has two classes of shares: the
Diversified Mid-Cap Growth Fund, Inc. (Investor Class) and the Diversified
Mid-Cap Growth Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair

T. ROWE PRICE Diversified Mid-Cap Growth Fund

market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the fund realized $33,049,000 of net gain on
$65,059,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Diversified Mid-Cap Growth Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $6,905,000 for the six months ended June 30, 2026.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,867,448 $ — $ 17,691 $ 4,885,139
Convertible Preferred Stocks — — 37,460 37,460
Short-Term Investments 1,412 — — 1,412
Securities Lending Collateral 61,532 — — 61,532
Total $ 4,930,392 $ — $ 55,151 $ 4,985,543
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period Total Sales
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 15,986 $ 1,894 $ (189) $ 17,691
Convertible Preferred Stocks 33,246 4,994 (780) 37,460
Total $ 49,232 $ 6,888
$ (969)
$ 55,151

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $127,888,000; the aggregate value of collateral was $128,228,000 and consisted of cash collateral and related investments of
$61,532,000 and U.S. government securities of $66,696,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,506,112,000 and
$2,334,835,000, respectively, for the six months ended June 30, 2026.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $3,953,411,000. Net unrealized gain aggregated $1,032,132,000 at period-end, of which $1,151,397,000 related to appreciated investments and $119,265,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Diversified Mid-Cap Growth Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $816,000 for T. Rowe Price Services, Inc.; and $42,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 02/28/29 02/28/29
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Diversified Mid-Cap Growth Fund

public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense
Group) and second quintile (Expense Universe). The information provided to the
Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F149-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026